Fair Value Accounting - Narrative (FY) (Details) $ in Thousands, MWh in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) MMBTU	Mar. 31, 2020 USD ($) MWh	Dec. 31, 2019 USD ($) MMBTU	Dec. 31, 2019 USD ($) MWh	Dec. 31, 2018 USD ($) MWh
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 338,611	$ 338,611	$ 103,400	$ 103,400	$ 103,800
Fair value transfers, amount			$ 0	$ 0	$ 0
Energy of other commodity derivatives held (MWh / MMBtu)	54,800,000	5.4	58.5	14.6	8.7
Restricted Cash and Cash Equivalents, Current
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash and cash equivalents	$ 4,054	$ 4,054	$ 11,100	$ 11,100	$ 11,200
Restricted Cash and Cash Equivalents, Noncurrent
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash and cash equivalents	9,883	9,883	15,100	15,100	19,000
Cleco Power
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	184,911	$ 184,911	49,500	$ 49,500	$ 26,100
Energy of other commodity derivatives held (MWh / MMBtu) | MWh		3.4		9.2	8.7
Cleco Power | Restricted Cash and Cash Equivalents, Current
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash and cash equivalents	4,054	$ 4,054	11,100	$ 11,100	$ 11,200
Cleco Power | Restricted Cash and Cash Equivalents, Noncurrent
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash and cash equivalents	$ 9,041	$ 9,041	$ 14,300	$ 14,300	$ 18,600